Organization and Principal Activities (Tables)	6 Months Ended
Sep. 30, 2024
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries	Details of the Company and its subsidiaries are set out in the table as follows:
		Percentage of effective ownership
Name	Date of incorporation	September 30, 2024	March 31, 2023	Place of incorporation	Principal activities
Solowin Holdings	July 23, 2021	N/A	N/A	Cayman Islands	Investment holding
Solomon JFZ (Asia) Holdings Limited	July 25, 2016	100%	100%	Hong Kong	Securities dealings and brokerage; advising on securities; corporate consultancy services; and asset management services
Solomon Private Wealth Limited	December 4, 2023	100%	100%	Hong Kong	Wealth management and financial planning services